OPERATING SEGMENT - Geographic Information (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Geographic information:
Revenue	$ 9,765	Rp 135,557	Rp 130,788	Rp 128,256
Non-current operating assets		159,620	147,944	133,402
Indonesia
Geographic information:
Revenue		130,979	127,442	125,970
Non-current operating assets		156,068	144,296	130,169
Foreign countries
Geographic information:
Revenue		4,578	3,346	2,286
Non-current operating assets		Rp 3,552	Rp 3,648	Rp 3,233